Summary of Significant Accounting Policies - Schedule of Intangible Assets are Amortized using the Straight-Line (Details) - Software [Member]	Mar. 31, 2026
Minimum [Member]
Schedule of Intangible Assets are Amortized using the Straight-Line [Line Items]
Intangible assets, useful lives	3 years
Maximum [Member]
Schedule of Intangible Assets are Amortized using the Straight-Line [Line Items]
Intangible assets, useful lives	5 years